Consolidated Balance Sheet - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 68,986	$ 161,405
Total assets	109,812,830	162,485,391
Liabilities
Accounts payable	1,961,576	121,516
Total liabilities	9,935,377	6,503,981
Stockholders’ equity:
Additional paid-in capital	99,730,418	2,757,412
Retained earnings	145,608	2,242,103
Total stockholders’ equity	99,877,453	5,000,009
Total Liabilities and Stockholders’ Equity	109,812,830	162,485,391
Landsea Homes [Member]
Assets
Cash and cash equivalents	105,778,000	154,043,000
Cash held in escrow	11,618,000	8,836,000
Restricted cash	4,270,000	2,335,000
Real estate inventories (including related party interest of $18,721 and $24,405, respectively)	687,819,000	598,179,000
Due from affiliates	2,663,000	432,000
Investment in and advances to unconsolidated joint ventures (including related party interest of $1,320 and $2,466, respectively)	21,342,000	42,956,000
Notes receivable from lot sales	0	25,000
Goodwill	20,705,000	5,315,000
Other assets	41,569,000	27,096,000
Total assets	895,764,000	839,217,000
Liabilities
Accounts payable	36,243,000	16,490,000
Accrued expenses and other liabilities	62,869,000	48,046,000
Due to affiliates	2,357,000	1,347,000
Notes and other debts payable, net	264,809,000	189,964,000
Total liabilities	366,278,000	255,847,000
Stockholders’ equity:
Common stock, $0.0001 par value, 1,000 shares authorized and outstanding as of December 31, 2020 and December 31, 2019	0	0
Additional paid-in capital	496,174,000	524,516,000
Retained earnings	32,011,000	40,962,000
Total stockholders’ equity	528,185,000	565,478,000
Noncontrolling interests	1,301,000	17,892,000
Total equity	529,486,000	583,370,000
Total Liabilities and Stockholders’ Equity	$ 895,764,000	$ 839,217,000